CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 5,789	$ 5,110
Short-term bank deposits	35,339	44,373
Prepaid expenses	1,231	307
Other receivables	438	586
Total current assets	42,797	50,376
NON-CURRENT ASSETS
Long-term prepaid expenses	63	61
Long-term investment		1,000
Property and equipment, net	2,318	2,505
Intangible assets, net	7,035	7,023
Total non-current assets	9,416	10,589
Total assets	52,213	60,965
CURRENT LIABILITIES
Current maturities of long-term bank loan	93	93
Accounts payable and accruals:
Trade	4,128	5,516
Other	1,117	1,113
Total current liabilities	5,338	6,722
NON-CURRENT LIABILITIES
Long-term bank loan, net of current maturities	109	157
Warrants	580	1,205
Total non-current liabilities	689	1,362
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	6,027	8,084
EQUITY
Ordinary shares	2,920	2,836
Share premium	243,883	240,682
Capital reserve	11,343	10,337
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(210,544)	(199,558)
Total equity	46,186	52,881
Total liabilities and equity	$ 52,213	$ 60,965